Intangible Assets and Goodwill - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash generating unit
Impairment of goodwill	$ 0	$ 0
Impairment of indefinite life intangible assets		$ 0
Intangible assets with indefinite useful life	$ 0
Cash flow projection period	five-year